Other Current Liabilities - Schedule of Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other Current Liabilities [Abstract]
Professional service fee	¥ 2,117		¥ 6,319
Advertising expense payables	7,062		2,703
Promotional expense payables	5,575		5,862
Others	5,313		5,582
Total	¥ 20,067	$ 2,750	¥ 20,466